SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
SEGMENT REPORTING

17.          SEGMENT REPORTING

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing the performance.

The Group operated and reviewed its performance in two segments: (i) Product sales which consisted of online retailing of consumer products and sales to third-party sellers, and (ii) Services which consisted of provision of logistic services to companies and to individual customers. Furthermore, the Group’s chief operating decision maker evaluates performance based on each reporting segment’s revenues, costs and gross profit.

There were no separate segment assets and segment liabilities information provided to the Group’s Chief Executive Officer, as he does not use this information to allocate resources to or evaluate the performance of the segments.

The following table presents selected financial information relating to the Group’s segments:

	Year ended December 31, 2023
	Product sales	Services	Consolidated

Revenues	$617,240	$12,188	$629,428
Cost of revenues	265,964	3,532	269,496
Gross profit	351,276	8,656	359,932
Unallocated operating expenses			370,327
Loss from operations			(10,395)
Interest income			350
Interest expense			(4)
Other income, net			499
Loss before income taxes			$(9,550)

	Year ended December 31, 2022
	Product sales	Services	Consolidated

Revenues	$491,949	$11,619	$503,568
Cost of revenues	223,383	5,107	228,490
Gross profit	268,566	6,512	275,078
Unallocated operating expenses			289,318
Loss from operations			(14,240)
Interest income			57
Interest expense			(5)
Other income, net			982
Impairment loss on investment			(56,083)
Loss before income taxes			$(69,289)

	Year ended December 31, 2021
	Product sales	Services	Consolidated

Revenues	$435,170	$10,933	$446,103
Cost of revenues	235,237	4,156	239,393
Gross profit	199,933	6,777	206,710
Unallocated operating expenses			222,822
Loss from operations			(16,112)
Interest income			59
Interest expense			(13)
Other income, net			39,322
Income before income taxes			$23,256

	Years ended December 31,
	2021	2022	2023

Apparel	$274,212	$399,518	$518,272
Other general merchandises (1)	160,958	92,431	98,968
Total product sales revenues	$435,170	$491,949	$617,240
(1)	Other general merchandises mainly include products such as small accessories and gadgets, home garden, electronics and communication devices and others.

The following table summarizes the Group’s total revenues generated in different geographic locations and as a percentage of total revenues.

	Years ended December 31,
	2021		2022		2023
	Revenues	%	Revenues	%	Revenues	%

Europe	$218,915	49.1	$232,954	46.3	$313,559	49.8
North America	91,520	20.5	171,553	34.1	235,974	37.5
Other countries	135,668	30.4	99,061	19.6	79,895	12.7
Total revenues	$446,103	100.0	$503,568	100.0	$629,428	100.0

As of December 31, 2022 and 2023, substantially all of the Group’s long-lived assets of the Group are located in the PRC and Singapore.